DEBT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2017
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 11—Debt obligations:

a.	Short-term debt:
		Weighted average interest rate as of September 30, 2017		September 30, 2017	December 31, 2016
			Maturity

				(U.S. $ in millions)
	Term loan JPY 28.3 billion	JPY LIBOR+0.25%	2018	$251		$-
	Term loan JPY 6.7 billion	JPY LIBOR+0.4%	2018	60		-
	Bank facilities	11.76%	2017	2		15
	Convertible debentures	0.25%	2026*	514		514
	Revolving credit facility	LIBOR+1.1375%	2017	-		1,240
	Term loan JPY 8.0 billion	JPY LIBOR+0.223%	2017	-		68
	Term loan GBP 510 million	GBP LIBOR+0.7%	2017	-		629
	Current maturities of long-term liabilities			1,904		810
					$
	Total short term debt			$2,731		$3,276

	* Net-share settlement feature exercisable at any time.

b. Senior notes and loans:
Long-term debt includes the following:
	Weighted average interest rate as of September 30, 2017	Maturity	September 30, 2017	December 31, 2016

			(U.S. $ in millions)
Senior notes EUR 1,750 million	0.38%	2020	$2,062	$1,834
Senior notes EUR 1,500 million	1.13%	2024	1,760	1,566
Senior notes EUR 1,300 million	1.25%	2023	1,526	1,357
Senior notes EUR 1,000 million	2.88%	2019	1,181	1,050
Senior notes EUR 750 million	1.63%	2028	877	780
Senior notes EUR 700 million	1.88%	2027	824	733
Senior notes USD 3,500 million	3.15%	2026	3,492	3,491
Senior notes USD 3,000 million	2.20%	2021	2,996	2,995
Senior notes USD 3,000 million	2.80%	2023	2,992	2,991
Senior notes USD 2,000 million	1.70%	2019	2,000	2,000
Senior notes USD 2,000 million	4.10%	2046	1,984	1,984
Senior notes USD 1,500 million	1.40%	2018	1,499	1,498
Senior notes USD 844 million	2.95%	2022	865	868
Senior notes USD 789 million	6.15%	2036	781	781
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million	3.65%	2021	624	626
Senior notes USD 588 million	3.65%	2021	587	587
Senior notes CHF 450 million	1.50%	2018	465	442
Senior notes CHF 350 million	0.50%	2022	362	344
Senior notes CHF 350 million	1.00%	2025	362	345
Senior notes CHF 300 million	0.13%	2018	310	295
Fair value hedge accounting adjustments			*	(2)

Total senior notes			28,249	27,265

Term loan USD 2.5 billion	LIBOR +1.1375%	2018	2,500	2,500
Term loan USD 2.5 billion	LIBOR +1.5%	2017-2020	2,080	2,500
Term loan JPY 65 billion	0.99%	2017	-	560
Term loan JPY 58.5 billion	JPY LIBOR+0.55%	2022	520	-
Term loan JPY 35 billion	1.42%	2019	311	299
Term loan JPY 35 billion	JPY LIBOR +0.3%	2018	311	299
Total loans			5,722	6,158

Debentures USD 15 million	7.20%	2018	15	15
Other	7.69%	2026	6	9
Total debentures and others			21	24

Less current maturities			(1,904)	(810)

Derivative instruments			*	2

Less debt issuance costs			(117)	(115)

Total long-term debt			$31,971	$32,524

* Represents an amount less than $0.5 million